Consolidated Statements of Operations (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
Sales	$ 1,088,944	$ 886,372	$ 2,860,058	$ 1,643,597
Cost of sales	694,786	446,991	1,877,706	956,070
Gross Profit	394,158	439,381	982,352	687,527
Selling, general and administrative	1,015,861	616,305	2,262,939	1,309,579
Loss from Operations	(621,703)	(176,924)	(1,280,587)	(622,052)
Other Income (Expense)
Gain on settlement of contingent consideration	176,497	0	176,497	0
Interest income	192	0	2,223	0
Amortization of Debt Discount	(76,671)	0	(230,013)	0
Interest expense	(77,595)	(97,634)	(203,215)	(117,345)
Total Other (Expense)	22,423	(97,634)	(254,508)	(117,345)
Loss before provision for income taxes	(599,280)	(274,558)	(1,535,095)	(739,397)
Provision for income taxes	0	0	0	0
Net Loss	(599,280)	(274,558)	(1,535,095)	(739,397)
Preferred Stock Dividend	(12,500)	(12,500)	(37,500)	(37,500)
Net Loss Available to Common Shareholders	$ (611,780)	$ (287,058)	$ (1,572,595)	$ (776,897)
Loss per Share – Basic and Diluted	$ (0.03)	$ (0.02)	$ (0.08)	$ (0.05)
Weighted Average Number of Shares - Basic and Diluted	22,505,475	17,127,539	20,867,185	15,085,524